Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$ 19,975,068	$ 20,462,519
Investments in U.S. Treasury notes	113,585,567	117,954,423
Total investments in U.S. Treasury notes	133,560,635	138,416,942
Short-term Money Market Fund	13,861,142	14,354,941
Net unrealized appreciation on open futures and forward currency contracts	1,097,472	3,809,427
Net unrealized depreciation on open futures and forward currency contracts	(1,196,064)	(300,633)
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(98,592)	3,508,794
Total financial assets at fair value	147,323,185	156,280,677
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	1,097,472	3,227,734
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	312,136	3,290,973
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(187,779)	233,068
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	394,563	55,528
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(140)	810
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	295,006	(113,189)
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(3,723)	76,581
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	287,409	(316,037)
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(1,196,064)	281,060
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	133,560,635	138,416,942
Short-term Money Market Fund	13,861,142	14,354,941
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	1,097,472	3,227,734
Total financial assets at fair value	148,519,249	155,999,617
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	1,097,472	3,227,734
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	312,136	3,290,973
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(187,779)	233,068
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	394,563	55,528
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(140)	810
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	295,006	(113,189)
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(3,723)	76,581
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	287,409	(316,037)
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(1,196,064)	281,060
Total financial assets at fair value	(1,196,064)	281,060
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	$ (1,196,064)	$ 281,060